Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Stock Options Restricted Shares Warrants Activity [Table Text Block]
Presented below is a table reflecting the activity in the restricted shares, options, Class A warrants, Class W warrants and Class Z Warrants from January 1, 2011 through December 31, 2013, as adjusted to reflect the reverse stock split effective December 2, 2013:

	Restricted Shares	Options	Class A Warrants	Class W Warrants	Class Z Warrants	Total	Average Exercise Price	Options Exercisable	Class A Warrants Exercisable	Class W Warrants Exercisable	Class Z Warrants Exercisable	Total	Average Exercise Price

01-Jan-11	2,680	240	3,000	0	33,100	39,020	$1,276	240	3,000	0	33,100	36,340	$1,276
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	—	—	—	—	—		—	—	—	—	—
Warrants exercised	—	—	—	—	(177)	(177)		—	—	—	(177)	(177)
Warrants expired	—	—	(3,000)	—	(32,923)	(35,923)		—	(3,000)	—	(32,923)	(35,923)
Restricted shares vested	—	—	—	—	—	—		—	—	—	—	—
Restricted shares forfeited	(280)	—	—	—	—	(280)		—	—	—	—	—

31-Dec-11	2,400	240	—	—	—	2,640	$2,063	240	—	—	—	240	$2,063
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	(240)	—	—	—	(240)		(240)	—	—	—	(240)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(1,400)	—	—	—	—	(1,400)		—	—	—	—	—
Restricted shares forfeited	—	—	—	—	—	—		—	—	—	—	—

31-Dec-12	1,000	—	—	—	—	1,000	$—	—	—	—	—	—	$—
Restricted shares vested	(1,000)	—	—	—	—	(1,000)	—	—	—	—	—	—
31-Dec-13	—	—	—	—	—	—	$—	—	—	—	—	—	$—